Acquired intangible assets, net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
7. Acquired intangible assets, net

Acquired intangible assets, net consisted of the following:

	December 31,
	2014	2015
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,925,453	2,879,106
	$5,255,302	$5,208,955
Less: accumulated amortization	(4,076,635)	(4,331,985)
	$1,178,667	$876,970

The Group recorded amortization expenses of $316,121, $301,697 and $301,697 for the years ended December 31, 2013, 2014 and 2015, respectively. The amortization expenses of the above intangible assets will be approximately $301,699, $221,584, $141,470, $141,470 and $70,747 for, 2016, 2017, 2018, 2019 and 2020, respectively.